CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 53,367	$ 96,507
Accounts receivable	6,503	3,213
Inventories	38,860	35,196
Prepaids and other	8,559	5,291
Total Current Assets	107,289	140,207
RESTRICTED CASH	2,082	6,545
MINING INTERESTS	264,689	270,640
DEFERRED TAX ASSETS	0	595
Total Assets	374,060	417,987
CURRENT LIABILITIES
Accounts payable and accrued liabilities	90,842	78,484
Current portion of rehabilitation provisions	5,826	7,665
Current portion of deferred revenue	11,191	14,316
Current portion of long term debt	15,987	27,482
Other liability	0	6,410
Total Current Liabilities	123,846	134,357
REHABILITATION PROVISIONS	62,609	58,560
DEFERRED REVENUE	102,784	105,632
LONG TERM DEBT	90,782	73,224
DERIVATIVE LIABILITY	5,608	4,177
DEFERRED TAX LIABILITY	20,554	0
Total Liabilities	406,183	375,950
SHAREHOLDERS' EQUITY
CONTRIBUTED SURPLUS	38,964	37,258
DEFICIT	(898,779)	(831,283)
Shareholders' equity attributable to Golden Star shareholders	50,390	114,010
NON-CONTROLLING INTEREST	(82,513)	(71,973)
Total Equity	(32,123)	42,037
Total Liabilities and Shareholders' Equity	374,060	417,987
First preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding
SHAREHOLDERS' EQUITY
SHARE CAPITAL	0	0
Common shares, without par value, unlimited shares authorized
SHAREHOLDERS' EQUITY
SHARE CAPITAL	$ 910,205	$ 908,035